ORGANIZATION AND NATURE OF OPERATIONS (Details - Subsidiaries)	9 Months Ended
Sep. 30, 2022
Mobiquity Technologies Inc [Member]
Name of subsidiary	Mobiquity Technologies, Inc.
State of incorporation	New York
Mobiquity Networks Inc [Member]
Name of subsidiary	Mobiquity Networks, Inc.
State of incorporation	New York
Advangelists L L C [Member]
Name of subsidiary	Advangelists, LLC
State of incorporation	Delaware